Vanguard Health Care Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)
Biotechnology (19.3%)
AbbVie Inc.	4,737,103	495,406
Amgen Inc.	1,630,216	361,973
Gilead Sciences Inc.	3,289,523	199,575
* Vertex Pharmaceuticals Inc.	725,232	165,172
* Regeneron Pharmaceuticals Inc.	291,019	150,175
* Moderna Inc.	768,939	117,448
* Biogen Inc.	440,750	105,855
* Alexion Pharmaceuticals Inc.	610,388	74,534
* Seagen Inc.	338,868	57,713
* Exact Sciences Corp.	441,743	53,477
* Incyte Corp.	517,210	43,725
* Alnylam Pharmaceuticals Inc.	322,638	41,914
* BioMarin Pharmaceutical Inc.	504,542	39,707
* Sarepta Therapeutics Inc.	207,477	29,225
* Novavax Inc.	170,477	23,782
* Neurocrine Biosciences Inc.	246,471	23,400
* Mirati Therapeutics Inc.	80,533	19,155
* Ultragenyx Pharmaceutical Inc.	160,124	18,981
* ACADIA Pharmaceuticals Inc.	331,456	18,780
* Ionis Pharmaceuticals Inc.	369,201	18,656
* CRISPR Therapeutics AG	146,411	18,582
* Invitae Corp.	367,285	18,236
* Arrowhead Pharmaceuticals Inc.	270,373	16,906
* Acceleron Pharma Inc.	141,617	16,721
* Natera Inc.	188,915	16,676
* Exelixis Inc.	859,688	16,472
* United Therapeutics Corp.	123,919	16,437
* Blueprint Medicines Corp.	146,088	15,789
* Amicus Therapeutics Inc.	647,932	14,831
* Halozyme Therapeutics Inc.	362,478	14,173
* Denali Therapeutics Inc.	215,202	13,121
* Biohaven Pharmaceutical Holding Co. Ltd.	141,118	12,552
* Kodiak Sciences Inc.	90,225	12,331
* Iovance Biotherapeutics Inc.	305,536	11,858
* Turning Point Therapeutics Inc.	110,594	11,778
* Fate Therapeutics Inc.	193,253	11,299
* Insmed Inc.	282,296	11,012
* Sage Therapeutics Inc.	144,583	10,712
* PTC Therapeutics Inc.	169,483	10,605
* Arena Pharmaceuticals Inc.	160,349	10,562
* Emergent BioSolutions Inc.	125,078	10,248
* Twist Bioscience Corp.	86,961	9,717
* FibroGen Inc.	226,615	9,361
* Veracyte Inc.	157,407	8,580
* TG Therapeutics Inc.	281,830	8,269

*	Bluebird Bio Inc.	184,195	8,121
*	Alkermes plc	442,468	8,079
*	Agios Pharmaceuticals Inc.	172,989	8,013
*	Apellis Pharmaceuticals Inc.	157,853	7,441
*	ChemoCentryx Inc.	134,137	7,398
*	CareDx Inc.	129,379	7,397
*	Allakos Inc.	67,848	7,262
*	Global Blood Therapeutics Inc.	153,410	7,043
*	Deciphera Pharmaceuticals Inc.	102,251	6,319
*	Xencor Inc.	143,661	6,080
*,^	Inovio Pharmaceuticals I nc.	466,010	5,695
*,^	OPKO Health Inc.	1,210,952	5,619
*	Allogene Therapeutics Inc.	174,361	5,414
*	Editas Medicine Inc.	173,201	5,298
*	Intellia Therapeutics Inc.	130,703	5,133
*	Kura Oncology Inc.	140,872	5,114
*	Zymeworks Inc.	95,531	5,030
*	Arcturus Therapeutics Holdings Inc.	54,307	4,983
*,^	Sorrento Therapeutics Inc.	602,971	4,944
*	Ironwood Pharmaceuticals Inc. Class A	422,204	4,864
*	Seres Therapeutics Inc.	170,662	4,712
*	Atara Biotherapeutics Inc.	196,365	4,554
*	uniQure NV	92,970	4,470
*	Dicerna Pharmaceuticals Inc.	175,532	4,436
*	Heron Therapeutics Inc.	240,070	4,160
*,^	Ligand Pharmaceuticals Inc.	44,857	3,785
*	Myriad Genetics Inc.	207,853	3,646
*	SpringWorks Therapeutics Inc.	53,595	3,507
*	Sangamo Therapeutics Inc.	334,754	3,344
*	Karuna Therapeutics Inc.	33,397	3,332
*	MacroGenics Inc.	142,975	3,298
*	Madrigal Pharmaceuticals Inc.	28,091	3,281
*	Replimune Group Inc.	63,039	3,258
*	REGENXBIO Inc.	88,426	3,081
*	Arcus Biosciences Inc.	110,495	3,009
*	Cytokinetics Inc.	176,417	2,964
*	Coherus Biosciences Inc.	159,848	2,951
*	Mersana Therapeutics Inc.	114,087	2,907
*	Scholar Rock Holding Corp.	58,185	2,899
*	Y-mAbs Therapeutics Inc.	56,187	2,858
*	Travere Therapeutics Inc.	120,344	2,759
*	Translate Bio Inc.	123,908	2,753
*	Vericel Corp	106,989	2,732
*	Epizyme Inc.	197,608	2,715
*	Immunovant Inc.	54,480	2,680
*	ImmunoGen Inc.	481,358	2,623
*	Intercept Pharmaceuticals Inc.	73,641	2,615
*	Rocket Pharmaceuticals Inc.	84,415	2,613
*	BioCryst Pharmaceuticals Inc.	494,240	2,526
*	Eidos Therapeutics Inc.	26,944	2,480
*	Karyopharm Therapeutics Inc.	143,253	2,434
*	REVOLUTION Medicines Inc.	54,965	2,398
*	Myovant Sciences Ltd.	100,621	2,390
*	Adverum Biotechnologies Inc	158,850	2,159
*,^	Esperion Therapeutics Inc.	74,330	2,105
*	Rhythm Pharmaceuticals Inc.	67,677	2,095
*	Athenex Inc.	153,659	2,094

*	Radius Health Inc.	129,338	2,041
*	Cortexyme Inc.	41,125	1,999
*	Protagonist Therapeutics Inc.	81,781	1,976
*	Krystal Biotech Inc.	35,673	1,960
*	Enanta Pharmaceuticals Inc.	47,405	1,953
*	Keros Therapeutics Inc.	25,318	1,914
*	Spectrum Pharmaceuticals Inc.	405,190	1,908
*	Constellation Pharmaceuticals Inc.	73,406	1,860
*	Vanda Pharmaceuticals Inc.	151,179	1,846
*	AnaptysBio Inc.	68,671	1,771
*	ORIC Pharmaceuticals Inc.	49,861	1,691
*	ZIOPHARM Oncology Inc.	587,550	1,645
*	Bioxcel Therapeutics Inc.	37,301	1,641
*	Frequency Therapeutics Inc.	56,967	1,635
*	Syndax Pharmaceuticals Inc.	69,587	1,612
*,^	Geron Corp.	863,436	1,610
*	Alector Inc.	121,516	1,593
*	Kadmon Holdings Inc.	356,470	1,554
*	VBI Vaccines Inc.	449,644	1,540
*	Five Prime Therapeutics Inc.	80,957	1,522
*	TCR2 Therapeutics Inc.	55,646	1,516
*,^	Precigen Inc.	191,360	1,516
*	Forma Therapeutics Holdings Inc.	34,283	1,500
*	Anika Therapeutics Inc.	39,530	1,494
*	Eagle Pharmaceuticals Inc.	32,539	1,481
*	BioSpecifics Technologies Corp.	16,405	1,450
*	G1 Therapeutics Inc.	79,066	1,444
*	Dynavax Technologies Corp.	279,405	1,419
*	Agenus Inc.	382,443	1,415
*	Rigel Pharmaceuticals Inc.	464,072	1,406
*	Vaxcyte Inc.	42,459	1,363
*	IGM Biosciences Inc.	20,260	1,353
*	Avrobio Inc.	97,949	1,349
*	Flexion Therapeutics Inc.	124,138	1,329
*	Sutro Biopharma Inc.	73,682	1,260
*	Precision BioSciences Inc.	100,733	1,256
*	Akebia Therapeutics Inc.	375,035	1,241
*	Kiniksa Pharmaceuticals Ltd. Class A	65,786	1,228
*	Akero Therapeutics Inc.	42,603	1,226
*	Gossamer Bio Inc.	137,031	1,211
*	Stoke Therapeutics Inc.	23,129	1,205
*	Beam Therapeutics Inc.	23,569	1,178
*	Viking Therapeutics Inc.	183,006	1,177
*	Generation Bio Co.	24,203	1,167
*,^	Clovis Oncology Inc.	234,088	1,152
*	Atreca Inc. Class A	73,568	1,143
*	Avidity Biosciences Inc.	36,458	1,092
*	Zentalis Pharmaceuticals Inc.	21,205	1,081
*	Morphic Holding Inc.	34,099	1,070
*	Puma Biotechnology Inc.	92,783	1,044
*	Ardelyx Inc.	161,748	1,019
*	Catalyst Pharmaceuticals Inc.	273,515	1,001
*	Black Diamond Therapeutics Inc.	29,965	999
*	Cardiff Oncology Inc.	39,393	973
*,^	Athersys Inc.	521,931	966
*	RAPT Therapeutics Inc.	44,208	958
*	Xenon Pharmaceuticals Inc.	78,218	930

*	Applied Molecular Transport Inc.	29,043	901
*	Cue Biopharma Inc.	63,714	891
*,^	NantKwest Inc.	90,018	862
*	CytomX Therapeutics Inc.	114,577	862
*	Applied Therapeutics Inc.	36,863	854
*	MeiraGTx Holdings plc	60,313	852
*	Verastem Inc.	423,585	851
*	Prothena Corp. plc	72,714	823
*	Arcutis Biotherapeutics Inc.	30,293	822
*	Concert Pharmaceuticals Inc.	70,558	804
*	Avita Therapeutics Inc.	36,945	799
*	PDL BioPharma Inc.	304,542	770
*	Merus NV	44,616	764
*	Repare Therapeutics Inc.	25,555	763
*	Syros Pharmaceuticals Inc.	89,525	730
*	KalVista Pharmaceuticals Inc.	36,009	674
*	Aprea Therapeutics Inc.	26,503	669
*	MediciNova Inc.	106,708	634
*	Homology Medicines Inc.	62,643	616
*	Crinetics Pharmaceuticals Inc.	44,482	595
*	Molecular Templates Inc.	63,142	565
*	Rubius Therapeutics Inc.	89,756	563
*	Voyager Therapeutics Inc.	67,585	562
*	Assembly Biosciences Inc.	87,925	507
*	89bio Inc.	18,718	506
*	Akouos Inc.	23,872	494
*	Passage Bio Inc.	23,710	486
*	Mirum Pharmaceuticals Inc.	17,787	417
*	Magenta Therapeutics Inc.	55,305	395
*	Harpoon Therapeutics Inc.	24,466	365
*	Minerva Neurosciences Inc.	91,332	355
*	NextCure Inc.	34,314	347
*	Prevail Therapeutics Inc.	33,630	345
*	Fusion Pharmaceuticals Inc.	23,216	314
*	Oyster Point Pharma Inc.	13,577	298
*	GlycoMimetics Inc.	73,178	275
*,^	Solid Biosciences Inc.	58,388	193
*	Gritstone Oncology Inc.	55,413	169
*	Lexicon Pharmaceuticals Inc.	109,497	168
*,§ Alder BioPharmaceuticals CVR Exp. 12/31/2024		157,578	139
*,^	PhaseBio Pharmaceuticals Inc.	36,278	138
*	Calyxt Inc.	32,605	121
*	Cyclerion Therapeutics Inc.	27,061	83
*,^	Acorda Therapeutics Inc.	67,697	45
*	Geron Corp. Warrant Exp. 12/31/2025	152,449	43
*,^	Marker Therapeutics Inc.	4,667	8
*,^	Corbus Pharmaceuticals Holdings Inc.	140	—
*,§ Stemline Therapeutics Inc. CVR		102	—
*,§ Lantheus Holdings CVR		215,826	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	7,710	—
			2,727,671
Health Care Equipment & Supplies (25.9%)
	Abbott Laboratories	4,927,726	533,279
	Medtronic plc	3,738,750	425,096
	Danaher Corp.	1,776,890	399,143
*	Intuitive Surgical Inc.	325,764	236,521
	Stryker Corp.	940,991	219,627

Becton Dickinson and Co.	806,733	189,453
* Edwards Lifesciences Corp.	1,730,727	145,191
* Boston Scientific Corp.	3,983,051	132,038
* IDEXX Laboratories Inc.	236,759	109,141
Baxter International Inc.	1,409,154	107,194
* Align Technology Inc.	208,370	100,286
Zimmer Biomet Holdings Inc.	576,079	85,905
* DexCom Inc.	266,566	85,216
ResMed Inc.	403,402	84,553
West Pharmaceutical Services Inc.	205,631	56,581
* Hologic Inc.	720,556	49,812
Cooper Cos. Inc.	148,387	49,742
Teleflex Inc.	129,419	49,535
* Insulet Corp.	182,733	47,092
STERIS plc	236,645	45,864
* Varian Medical Systems Inc.	253,823	44,160
* Masimo Corp.	145,235	36,961
* ABIOMED Inc.	125,332	34,353
Dentsply Sirona Inc.	607,922	30,937
* Novocure Ltd.	239,070	30,039
* Penumbra Inc.	95,539	21,200
* Quidel Corp.	105,042	20,488
* iRhythm Technologies Inc.	79,729	19,495
Hill-Rom Holdings Inc.	185,316	17,579
* Haemonetics Corp.	141,059	15,919
* Tandem Diabetes Care Inc.	160,961	15,111
* Nevro Corp.	90,677	14,622
* Envista Holdings Corp.	442,971	13,170
* Globus Medical Inc.	209,453	12,584
* Neogen Corp.	147,372	10,938
* Integra LifeSciences Holdings Corp.	199,304	10,908
* ICU Medical Inc.	55,285	10,432
CONMED Corp.	79,487	8,099
* Merit Medical Systems Inc.	138,933	7,651
* Glaukos Corp.	112,148	7,568
* Shockwave Medical Inc.	75,652	7,401
* LivaNova plc	135,388	7,155
* STAAR Surgical Co.	95,711	6,821
* NuVasive Inc.	142,593	6,605
* Integer Holdings Corp.	91,395	6,589
Cantel Medical Corp.	105,548	6,273
* Avanos Medical Inc.	133,077	5,641
* AtriCure Inc.	125,000	5,435
* CryoPort Inc.	107,383	5,224
* Silk Road Medical Inc.	74,695	4,280
* Cardiovascular Systems Inc.	110,369	3,803
Mesa Laboratories Inc.	13,495	3,667
* Heska Corp.	24,978	3,122
* Cerus Corp.	462,437	3,075
* Axonics Modulation Technologies Inc.	60,825	2,670
* BioLife Solutions Inc.	72,145	2,596
Atrion Corp.	4,043	2,426
* OraSure Technologies Inc.	199,551	2,395
* GenMark Diagnostics Inc.	178,676	2,389
* Lantheus Holdings Inc.	178,374	2,347
* Tactile Systems Technology Inc.	53,705	2,315
* Meridian Bioscience Inc.	119,520	2,259

*	CryoLife Inc.	105,641	2,199
*,^	SmileDirectClub Inc.	171,104	2,105
*	Natus Medical Inc.	93,583	1,958
*	Orthofix Medical Inc.	51,075	1,878
	LeMaitre Vascular Inc.	47,526	1,872
*	Inogen Inc.	52,351	1,836
*	Varex Imaging Corp.	108,501	1,810
*	SI-BONE Inc.	75,730	1,754
*	OrthoPediatrics Corp.	35,349	1,618
*	AngioDynamics Inc.	105,478	1,500
*	Quotient Ltd.	208,811	1,449
*	Axogen Inc.	99,818	1,426
*	Surmodics Inc.	37,898	1,419
*	Antares Pharma Inc.	433,708	1,353
*	Establishment Labs Holdings Inc.	51,497	1,336
*	Accuray Inc.	250,045	1,115
*	ViewRay Inc.	268,134	1,030
*	TransMedics Group Inc.	68,354	1,016
*	Vapotherm Inc.	38,400	966
*	Oxford Immunotec Global plc	65,923	941
*	Inari Medical Inc.	13,486	931
*,^	Co-Diagnostics Inc.	69,071	810
	Invacare Corp.	94,558	807
*,^	Zynex Inc.	54,839	766
*,^	Accelerate Diagnostics Inc.	84,498	662
*	Repro-Med Systems Inc.	83,330	375
			3,662,903
Health Care Providers & Services (18.3%)
	UnitedHealth Group Inc.	2,644,954	889,604
	CVS Health Corp.	3,642,624	246,933
	Anthem Inc.	700,091	218,092
	Cigna Corp.	1,022,204	213,784
	Humana Inc.	368,243	147,489
	HCA Healthcare Inc.	752,919	113,021
*	Centene Corp.	1,613,314	99,461
	McKesson Corp.	451,567	81,241
*	Laboratory Corp. of America Holdings	270,987	54,154
	Quest Diagnostics Inc.	373,657	46,326
	Cardinal Health Inc.	813,723	44,421
	AmerisourceBergen Corp. Class A	426,021	43,927
*	Molina Healthcare Inc.	164,991	33,680
	Universal Health Services Inc. Class B	216,181	28,229
*	Henry Schein Inc.	397,237	25,546
*	Guardant Health Inc.	207,424	25,123
*	DaVita Inc.	221,987	24,385
	Encompass Health Corp.	276,680	22,295
*	Amedisys Inc.	90,338	22,114
	Chemed Corp.	44,299	21,186
*	LHC Group Inc.	83,503	16,393
*	HealthEquity Inc.	213,359	15,296
	Premier Inc. Class A	339,021	12,008
	Ensign Group Inc.	142,138	10,215
*	Acadia Healthcare Co. Inc.	222,755	9,456
*	AMN Healthcare Services Inc.	130,734	8,519
*	Tenet Healthcare Corp.	248,638	7,815
*	Covetrus Inc.	283,426	7,657
*	Select Medical Holdings Corp.	298,194	7,186

	Patterson Cos. Inc.	241,270	6,698
*	R1 RCM Inc.	272,772	5,532
*	BioTelemetry Inc.	95,116	5,270
	Owens & Minor Inc.	204,361	5,264
*	Providence Service Corp.	37,145	5,044
*	Magellan Health Inc.	63,481	5,018
*	MEDNAX Inc.	238,810	4,826
*	1Life Healthcare Inc.	140,372	4,614
*	Addus HomeCare Corp.	41,405	4,109
	US Physical Therapy Inc.	35,737	3,796
*	Pennant Group Inc.	74,126	3,757
*	CorVel Corp.	27,467	2,460
*	Hanger Inc.	105,049	2,384
*	RadNet Inc.	122,397	2,279
	National HealthCare Corp.	34,334	2,136
*	Community Health Systems Inc.	249,060	2,037
*	Brookdale Senior Living Inc.	478,948	2,031
	National Research Corp.	38,410	1,971
*	Tivity Health Inc.	95,043	1,752
*	PetIQ Inc. Class A	59,648	1,717
*	Progyny Inc.	47,469	1,685
*	Option Care Health Inc.	103,923	1,637
*	Castle Biosciences Inc.	33,394	1,588
*	Surgery Partners Inc.	63,041	1,540
*,^	Fulgent Genetics Inc.	33,522	1,506
*	Apollo Medical Holdings Inc.	81,297	1,481
*	Triple-S Management Corp. Class B	65,227	1,462
*,^	Ontrak Inc.	18,702	929
*	Cross Country Healthcare Inc.	97,002	844
*,^	Avalon GloboCare Corp.	50	—
			2,580,923
Health Care Technology (2.2%)
*	Veeva Systems Inc. Class A	375,912	104,079
	Cerner Corp.	849,710	63,592
*	Teladoc Health Inc.	318,495	63,307
*	Omnicell Inc.	118,973	12,474
*	Inspire Medical Systems Inc.	67,101	12,463
*	Change Healthcare Inc.	634,840	10,875
*	HMS Holdings Corp.	246,300	7,739
*	Schrodinger Inc.	107,801	7,501
*	Allscripts Healthcare Solutions Inc.	454,820	6,222
*	Inovalon Holdings Inc. Class A	200,583	3,745
*	Phreesia Inc.	83,531	3,689
*	American Well Corp. Class A	137,682	3,654
*	Evolent Health Inc. Class A	215,934	3,137
*	Vocera Communications Inc.	90,000	3,045
*	NextGen Healthcare Inc.	147,184	2,611
	Simulations Plus Inc.	43,644	2,443
*,^	Tabula Rasa HealthCare Inc.	61,141	2,107
*	Health Catalyst Inc.	44,702	1,593
*	HealthStream Inc.	74,424	1,390
	Computer Programs and Systems Inc.	36,184	1,029
*	Castlight Health Inc. Class B	271,453	342
			317,037
Life Sciences Tools & Services (9.2%)
	Thermo Fisher Scientific Inc.	1,100,996	511,941

* Illumina Inc.	406,424	130,905
Agilent Technologies Inc.	859,559	100,482
* IQVIA Holdings Inc.	532,640	90,011
* Mettler-Toledo International Inc.	66,741	76,755
PerkinElmer Inc.	311,087	41,374
* Waters Corp.	172,297	39,975
* Avantor Inc.	1,440,643	39,301
* Bio-Rad Laboratories Inc. Class A	61,569	33,155
Bio-Techne Corp.	107,338	32,557
* Charles River Laboratories International Inc.	138,214	32,414
* Repligen Corp.	138,769	26,320
* 10X Genomics Inc. Class A	170,811	26,153
* PRA Health Sciences Inc.	177,963	19,967
Bruker Corp.	298,316	15,098
* NeoGenomics Inc.	292,623	13,923
* PPD Inc.	339,445	11,880
* Adaptive Biotechnologies Corp.	245,563	11,841
* Syneos Health Inc.	174,083	11,462
* Medpace Holdings Inc.	78,811	10,116
* Pacific Biosciences of California Inc.	458,489	7,249
* NanoString Technologies Inc.	119,565	5,935
* Codexis Inc.	156,324	2,895
Luminex Corp.	121,863	2,892
* Quanterix Corp.	61,317	2,648
* Personalis Inc.	64,141	1,766
		1,299,015
Pharmaceuticals (24.8%)
Johnson & Johnson	7,327,177	1,060,096
Pfizer Inc.	15,466,070	592,505
Merck & Co. Inc.	7,038,938	565,860
Bristol-Myers Squibb Co.	6,273,621	391,474
Eli Lilly and Co.	2,395,908	348,964
Zoetis Inc.	1,322,530	212,107
* Viatris Inc.	3,425,102	57,610
* Catalent Inc.	456,616	43,899
* Horizon Therapeutics plc	612,931	43,169
* Elanco Animal Health Inc.	1,115,820	34,133
* Jazz Pharmaceuticals plc	154,281	21,709
Perrigo Co. plc	379,703	18,309
Royalty Pharma plc Class A	316,336	13,476
* Reata Pharmaceuticals Inc. Class A	67,658	10,335
* Nektar Therapeutics Class A	497,551	8,155
* Corcept Therapeutics Inc.	305,026	6,906
* Pacira BioSciences Inc.	113,145	6,855
* Axsome Therapeutics Inc.	77,625	5,627
* Prestige Consumer Healthcare Inc.	139,581	4,965
* Intra-Cellular Therapies Inc.	198,556	4,694
* Revance Therapeutics Inc.	164,956	3,982
* Endo International plc	636,671	3,234
* Zogenix Inc.	147,056	3,151
* Supernus Pharmaceuticals Inc.	146,965	3,130
* Theravance Biopharma Inc.	123,347	2,046
* Innoviva Inc.	184,645	1,931
* Amphastar Pharmaceuticals Inc.	105,702	1,877
* Cara Therapeutics Inc.	124,257	1,823
* Omeros Corp.	153,721	1,782
* Provention Bio Inc.	107,998	1,619

*	Collegium Pharmaceutical Inc.		87,372	1,616
*	Intersect ENT Inc.		82,209	1,573
*	Aerie Pharmaceuticals Inc.		110,580	1,372
*	Arvinas Inc.		54,135	1,310
*,^	Tilray Inc. Class 2		142,643	1,290
*	Relmada Therapeutics Inc.		35,616	1,267
	Phibro Animal Health Corp. Class A		56,958	1,076
*	Amneal Pharmaceuticals Inc.		268,430	1,060
*	Cymabay Therapeutics Inc.		134,022	1,005
*	SIGA Technologies Inc.		140,988	977
*,^	TherapeuticsMD Inc.		680,402	912
*	Phathom Pharmaceuticals Inc.		20,274	868
*	Pliant Therapeutics Inc.		29,554	813
*	ANI Pharmaceuticals Inc.		27,148	803
*	Odonate Therapeutics Inc.		52,686	791
*	WaVe Life Sciences Ltd.		81,809	722
*,^	Kala Pharmaceuticals Inc.		91,833	685
*	Tricida Inc.		83,355	609
*,^	Xeris Pharmaceuticals Inc.		124,521	543
*	Optinose Inc.		82,676	335
*,^	Evolus Inc.		65,718	245
*,^	Verrica Pharmaceuticals Inc.		25,509	233
*	Eloxx Pharmaceuticals Inc.		67,296	193
*	Satsuma Pharmaceuticals Inc.		16	—
*,§ Clinical Data CVR			8,685	—
				3,495,721
Total Common Stocks (Cost $10,380,513)				14,083,270
		Coupon
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1,2 Vanguard Market Liquidity Fund (Cost $46,858)		0.109%	468,681	46,868
Total Investments (100.1%) (Cost $10,427,371)				14,130,138
Other Assets and Liabilities-Net (-0.1%)				(8,768)
Net Assets (100%)				14,121,370
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,268,000.
§ Security value determined using significant unobservable inputs.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $32,407,000 was received for securities on loan, of which $31,887,000 is held in Vanguard Market
Liquidity Fund and $520,000 is held in cash.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
AbbVie Inc.	2/2/21	GSI	17,213	(0.143)	1,088	—

Health Care Index Fund

Gilead Sciences Inc.	9/2/21	BOANA	11,630	(0.140)	503	—
					1,591	—

1 Based on 1M USD London Interbank Offered Rate (LIBOR ) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA —Bank of America, N.A.
GSI—Goldman Sachs International.

At November 30, 2020, the counterparties had deposited in segregated accounts securities with a value of $1,193,000 and cash of $590,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Health Care Index Fund

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	14,083,131	—	139	14,083,270
Temporary Cash Investments	46,868	—	—	46,868
Total	14,129,999	—	139	14,130,138
Derivative Financial Instruments
Assets
Swap Contracts	—	1,591	—	1,591